LETTER TO SHAREHOLDERS

We submit herewith the summary financial information of The Adams Express Company (the Fund) for the nine months ended September 30, 2012.

Net assets of the Fund at September 30, 2012 were $13.08 per share on 91,106,376 shares outstanding, compared with $11.54 per share at December 31, 2011 on 91,073,899 shares outstanding. On March 1, 2012, a distribution of $0.05 per share was paid, consisting of $0.03 from 2011 investment income, $0.01 from 2011 short-term capital gain, and $0.01 from 2011 long-term capital gain, all taxable in 2012. A 2012 investment income dividend of $0.05 per share was paid June 1, 2012, and another $0.05 per share investment income dividend was paid September 1, 2012. These constitute the first three payments toward our 6% minimum distribution commitment for the year.

Net investment income for the nine months ended September 30, 2012 amounted to $11,882,313, compared with $9,486,010 for the same nine month period in 2011. These earnings are equal to $0.13 and $0.11 per share, respectively.

Net capital gain realized on investments for the nine months ended September 30, 2012 amounted to $32,438,399, or $0.36 per share.

For the nine months ended September 30, 2012, the total return on the net asset value (with dividends and capital gains reinvested) of the Fund’s shares was 14.9%. The total return on the market value of the Fund’s shares for the period was 19.3%. These compare to a 16.4% total return for the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) and a 14.7% total return for the Lipper Large-Cap Core Mutual Funds Average over the same time period.

For the twelve months ended September 30, 2012, the Fund’s total return on net asset value was 29.6% and on market value was 31.3%. Comparable figures for the S&P 500 and the Lipper Large-Cap Core Mutual Fund Average were 30.2% and 27.5%, respectively.

Investors can find the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV of the Fund on our website: www.adamsexpress.com. Also available there are a history of the Fund, historical financial information, links for electronic delivery of shareholder reports, and other useful content.

By order of the Board of Directors,

Douglas G. Ober

Chairman and

Chief Executive Officer

David D. Weaver

President

October 11, 2012

SUMMARY FINANCIAL INFORMATION

(unaudited)

	2012		2011
At September 30:
Net asset value per share	$13.08		$10.76
Market price per share	11.34		9.21
Shares outstanding	91,106,376		88,924,926
Total net assets	1,191,713,637		957,010,424
Unrealized appreciation (depreciation) on investments	172,325,689		(40,613,122)

For the nine months ended September 30:
Net investment income	11,882,313		9,486,010
Net realized gain	32,438,399		35,610,153
Total return (based on market value)	19.3%		(12.9)%
Total return (based on net asset value)	14.9%		(13.8)%

Key ratios:
Net investment income to average net assets (annualized)	1.40%	*	1.12%
Expenses to average net assets (annualized)	0.64%	*	0.52%
Portfolio turnover (annualized)	27.06%		22.80%
Net cash & short-term investments to net assets	2.0%		3.8%

*	The ratios of net investment income and expenses to average net assets were 1.43% and 0.61%, respectively, after adjusting for non-recurring pension expenses.

FIVE YEAR DISTRIBUTION HISTORY

(unaudited)

Year	Income Dividends Per Share	Short-Term Capital Gains Distributions Per Share	Long-Term Capital Gains Distributions Per Share	Total Dividends and Distributions Per Share	Annual Distribution Rate*
2007	$0.32	$0.08	$0.63	$1.03	7.1%
2008	0.26	0.01	0.37	0.64	5.7
2009	0.15	0.05	0.25	0.45	5.2
2010	0.14	0.09	0.28	0.51	5.1
2011	0.15	0.07	0.43	0.65	6.1

				Average:	5.8%

*	The annual distribution rate is the total dividends and capital gains distributions during the year divided by the average month-end market price of the Fund’s Common Stock for the calendar year in years prior to 2011 and for the twelve months ended October 31 beginning in 2011, which is consistent with the distribution commitment announced in September 2011.

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended September 30, 2012

(unaudited)

	Shares
	Additions		Reductions		Held September 30, 2012
ADTRAN, Inc.	32,800				135,000
American Campus Communities, Inc.	90,000				90,000
Apple Inc.	5,000				88,000
Boeing Co.	150,000				150,000
Catamaran Corp.	60,000				60,000
Coach, Inc.	90,000				90,000
Coca-Cola Co.	150,000	(1)			300,000
Digital Realty Trust Inc.	15,000				45,000
eBay Inc.	150,000				150,000
F5 Networks, Inc.	20,000				30,000
Fifth Third Bancorp	450,000				450,000
General Electric Co.	50,000				730,000
General Mills, Inc.	180,000				180,000
Hancock Holding Co.	60,000				160,000
HCP, Inc.	115,000				115,000
IDACORP, Inc.	112,000				112,000
International Business Machines Corp.	90,000				90,000
Intuitive Surgical, Inc.	5,000				5,000
Kinder Morgan Inc.	140,000				140,000
McKesson Corp.	20,000				116,000
NiSource Inc.	77,500				210,000
Terex Corp.	25,000				285,000
UnitedHealth Group Inc.	20,000				247,500
Express Scripts Holding Co.			35,000		215,000
Gilead Sciences, Inc.			35,000		215,000
Goodrich Corp.			67,000	(2)	—
Intel Corp.			220,000		570,000
Kansas City Southern			50,000		50,000
Life Technologies Corp.			75,000		125,000
MDU Resources Group, Inc.			36,000		274,600
Morgan Stanley			120,000		—
Norfolk Southern Corp.			25,000		75,000
Northeast Utilities			60,000		96,000
Oracle Corp.			260,000		500,000
Prudential Financial, Inc.			50,000		100,000
Spectra Energy Corp.			258,200		147,580
Target Corp.			200,000		120,000
Unilever plc ADR			115,000		325,000

(1) By stock split.

(2) Received $127.50 cash for each share tendered.

PORTFOLIO REVIEW

September 30, 2012

(unaudited)

Ten Largest Equity Portfolio Holdings

	Market Value	% of Net Assets
Apple Inc.	$58,718,880	4.9%
Petroleum & Resources Corp.*	57,380,950	4.8
JPMorgan Chase & Co.	24,288,000	2.0
McDonald's Corp.	22,020,000	1.9
Wells Fargo & Co.	21,063,300	1.8
Microsoft Corp	20,846,000	1.8
AT&T Corp.	20,735,000	1.7
Pfizer Inc.	19,880,000	1.7
Procter & Gamble Co.	19,420,800	1.6
Walt Disney Co.	18,820,800	1.6

Total	$283,173,730	23.8%
*Non-controlled affiliated closed-end fund

Sector Weightings

SCHEDULE OF INVESTMENTS

September 30, 2012

(unaudited)

	Shares	Value (A)
Common Stocks — 98.0%
Consumer Discretionary — 10.0%
BorgWarner, Inc. (C)(F)	110,000	$7,602,100
Coach, Inc.	90,000	5,041,800
Columbia Sportswear Co. (B)	200,000	10,800,000
Lowe’s Companies, Inc.	600,000	18,144,000
Marriott International Inc. (Class A)	300,000	11,730,000
McDonald’s Corp. (F)	240,000	22,020,000
Newell Rubbermaid Inc.	400,000	7,636,000
Ryland Group, Inc.	333,500	10,005,000
Target Corp.	120,000	7,616,400
Walt Disney Co.	360,000	18,820,800

		119,416,100

Consumer Staples — 10.3%
Avon Products, Inc.	359,600	5,735,620
Bunge Ltd.	130,000	8,716,500
Coca-Cola Co.	300,000	11,379,000
CVS/Caremark Corp.	295,000	14,283,900
Diageo plc ADR	50,000	5,636,500
General Mills, Inc.	180,000	7,173,000
PepsiCo, Inc. (G)	250,000	17,692,500
Philip Morris International Inc.	150,000	13,491,000
Procter & Gamble Co.	280,000	19,420,800
Safeway Inc. (B)	340,000	5,470,600
Senomyx, Inc. (B)(C)	1,284,400	2,440,360
Unilever plc ADR	325,000	11,869,000

		123,308,780

Energy — 10.8%
Anadarko Petroleum Corp.	50,000	3,496,000
Chevron Corp. (F)	156,000	18,183,360
CONSOL Energy Inc. (F)	73,700	2,214,685
Exxon Mobil Corp. (G)	105,000	9,602,250
Halliburton Co.	150,000	5,053,500
Kinder Morgan Inc.	140,000	4,972,800
National Oilwell Varco, Inc. (F)	100,000	8,011,000
Noble Corp. (C)	120,000	4,293,600
Peabody Energy Corp.	38,560	859,502
Petroleum & Resources Corp. (D)	2,186,774	57,380,950
Schlumberger Ltd.	120,000	8,679,600
Seadrill Ltd.	40,000	1,568,800
Spectra Energy Corp.	147,580	4,332,949

		128,648,996

Financials — 13.7%
Banks — 4.0%
Fifth Third Bancorp	450,000	6,979,500
Hancock Holding Co.	160,000	4,952,000
PNC Financial Services Group, Inc.	235,000	14,828,500
Wells Fargo & Co.	610,000	21,063,300

		47,823,300

Diversified Financials — 5.7%
Affiliated Managers Group, Inc. (C)	40,000	4,920,000
Bank of America Corp.	930,000	8,211,900
Bank of New York Mellon Corp.	403,775	9,133,390
Capital One Financial Corp.	225,000	12,827,250
JPMorgan Chase & Co.	600,000	24,288,000
T. Rowe Price Group, Inc.	135,000	8,545,500

		67,926,040

Insurance — 3.0%
ACE Ltd. (C)	165,000	12,474,000
AXIS Capital Holdings, Ltd.	220,000	7,682,400
MetLife Inc.	285,000	9,821,100
Prudential Financial, Inc.	100,000	5,451,000

		35,428,500

Real Estate — 1.0%
American Campus Communities, Inc.	90,000	3,949,200
Digital Realty Trust Inc.	45,000	3,143,250
HCP, Inc.	115,000	5,115,200

		12,207,650

Health Care — 13.0%
Amerigroup Corp. (C)	115,000	10,514,450
Bristol-Myers Squibb Co.	159,061	5,368,309
Catamaran Corp. (C)	60,000	5,878,200
Celgene Corp. (C)	120,000	9,168,000
Express Scripts Holding Co. (C)	215,000	13,474,050
Gilead Sciences, Inc. (C)	215,000	14,260,950
Intuitive Surgical, Inc. (C)	5,000	2,478,150
Johnson & Johnson	170,000	11,714,700
Life Technologies Corp. (C)	125,000	6,110,000
McKesson Corp.	116,000	9,979,480
Medtronic, Inc.	350,000	15,092,000
Pfizer Inc.	800,000	19,880,000
Teva Pharmaceutical Industries Ltd. ADR	220,000	9,110,200
UnitedHealth Group Inc.	247,500	13,713,975
Zimmer Holdings, Inc.	115,000	7,776,300

		154,518,764

Industrials — 10.7%
Boeing Co.	150,000	10,443,000
Caterpillar Inc. (F)	120,000	10,324,800
Eaton Corp.	205,000	9,688,300
Emerson Electric Co.	170,000	8,205,900
FedEx Corp.	115,000	9,731,300
General Electric Co.	730,000	16,578,300
Honeywell International Inc.	255,000	15,236,250
Kansas City Southern (F)	50,000	3,789,000
Masco Corp.	725,000	10,911,250
Norfolk Southern Corp.	75,000	4,772,250
Spirit AeroSystems Holdings, Inc. (Class A) (C)	500,000	11,105,000
Terex Corp. (C)(F)	285,000	6,435,300
United Technologies Corp.	127,500	9,981,975

		127,202,625

Information Technology — 19.0%
Semiconductors — 1.4%
Broadcom Corp. (Class A) (C)	100,000	3,458,000
Intel Corp.	570,000	12,927,600

		16,385,600

Software & Services — 8.6%
Automatic Data Processing, Inc.	200,000	11,732,000
Cognizant Technology Solutions Group (Class A) (C)	160,000	11,187,200
eBay Inc. (C)	150,000	7,261,500
Google Inc. (Class A) (C)	22,400	16,900,800
International Business Machines Corp.	90,000	18,670,500
Microsoft Corp.	700,000	20,846,000
Oracle Corp.	500,000	15,745,000

		102,343,000

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2012

(unaudited)

	Shares	Value (A)
Technology Hardware & Equipment — 9.0%
ADTRAN, Inc. (B)	135,000	$2,332,800
Apple Inc. (G)	88,000	58,718,880
Cisco Systems, Inc.	850,000	16,226,500
F5 Networks, Inc. (C)	30,000	3,141,000
Hewlett-Packard Co.	250,000	4,265,000
NetApp, Inc. (C)	125,000	4,110,000
QUALCOMM Inc.	300,000	18,747,000

		107,541,180

Materials — 3.8%
Air Products and Chemicals, Inc. (F)	30,000	2,481,000
CF Industries Holdings, Inc. (F)	38,531	8,563,129
Cliffs Natural Resources Inc. (F)	65,000	2,543,450
Dow Chemical Co.	360,000	10,425,600
Freeport-McMoRan Copper & Gold Inc.	165,700	6,558,406
Potash Corporation of Saskatchewan Inc. (F)	130,100	5,648,942
Praxair, Inc.	67,500	7,011,900
Teck Resources Ltd. (Class B) (F)	76,000	2,238,200

		45,470,627

Telecom Services — 4.1%
AT&T Corp.	550,000	20,735,000
CenturyLink, Inc.	360,000	14,544,000
Verizon Communications Inc.	300,000	13,671,000

		48,950,000

Utilities — 2.6%
IDACORP, Inc.	112,000	4,846,240
MDU Resources Group, Inc.	274,600	6,052,184
NiSource Inc.	210,000	5,350,800
Northeast Utilities	96,000	3,670,080
South Jersey Industries, Inc.	100,000	5,293,000
Wisconsin Energy Corp.	150,000	5,650,500

		30,862,804

Total Common Stocks (Cost $996,006,124)		1,168,033,966

Short-Term Investments — 2.3%
Money Market Account — 0.6%
M&T Bank, 0.20%	$7,460,793	7,460,793

Money Market Funds — 1.7%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.20% (E)	19,700,152	19,700,152
RBC U.S. Government Money Market (Institutional Class I), 0.01% (E)	10,000	10,000
Vanguard Federal Money Market, 0.01% (E)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.06% (E)	10,000	10,000

		19,730,152

Total Short-Term Investments (Cost $27,190,945)		27,190,945

Securities Lending Collateral — 1.5% (Cost $17,905,387)
Money Market Funds — 1.5%
Invesco Short-Term Investment Trust — Liquid Assets Portfolio (Institutional Class), 0.17% (E)	17,905,387	17,905,387

Total Investments — 101.8% (Cost $1,041,102,456)		1,213,130,298
Cash, receivables, prepaid expenses and other assets, less liabilities — (1.8)%		(21,416,661)

Net Assets — 100.0%		$1,191,713,637

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $18,318,652.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $21,982,000.

This report is transmitted to the shareholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is no guarantee of future investment results.

OTHER INFORMATION

Dividend Payment Schedule

The Fund presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year, the net realized capital gains earned through October 31 and, if applicable, a return of capital. Shareholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all shareholders of record are sent a dividend announcement notice and an election card in mid-November. Shareholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website: www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also posts a link to its Forms N-Q on its website: www.adamsexpress.com under the headings “Investment Information”, “Financial Reports” and then “SEC Filings”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and the Fund’s proxy voting record for the 12-month period ended June 30, 2012 are available (i) without charge, upon request, by calling the Fund’s toll free number at (800) 638-2479; (ii) on the Fund’s website: www.adamsexpress.com under the headings “About Adams Express” and “Corporate Information”; and (iii) on the Securities and Exchange Commission’s website: www.sec.gov.

Privacy Policy

In order to conduct its business, the Fund, through its transfer agent, American Stock Transfer & Trust Company, collects and maintains certain nonpublic personal information about our shareholders of record with respect to their transactions in shares of our securities. This information includes the shareholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about shareholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other shareholders or our former shareholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our shareholders to those employees who need to know that information to provide services to our shareholders. We also maintain certain other safeguards to protect your nonpublic personal information.

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900            (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Custodian of Securities: Brown Brothers Harriman & Co.

Transfer Agent & Registrar: American Stock Transfer & Trust Company

Stockholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,3]	Roger W. Gale [2,4]
Phyllis O. Bonanno [1,3,5]	Kathleen T. McGahran [2,3]
Kenneth J. Dale [2,4]	Douglas G. Ober [1]
Daniel E. Emerson [1,3,5]	Craig R. Smith [1,3],5
Frederic A. Escherich [1,4,5]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee

Officers

Douglas G. Ober, CFA	Chairman and Chief Executive Officer
David D. Weaver, CFA	President
Nancy J. F. Prue, CFA	Executive Vice President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Richard A. Church	Vice President—Research
David R. Schiminger, CFA	Vice President—Research
D. Cotton Swindell, CFA	Vice President—Research
Brian S. Hook, CFA, CPA	Chief Financial Officer and Treasurer
Christine M. Sloan, CPA	Assistant Treasurer

Stock Data

Market Price (9/30/12)	$11.34
Net Asset Value (9/30/12)	$13.08
Discount:	13.3%

New York Stock Exchange ticker symbol: ADX

NASDAQ Quotation Symbol for NAV: XADEX

Distributions in 2012

From Investment Income	$0.13
From Net Realized Gains	0.02

Total	$0.15

2012 Dividend Payment Dates

March 1, 2012

June 1, 2012

September 1, 2012

December 27, 2012*

*Anticipated